Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net income/(loss)	¥ (150,510)	$ (21,522)	¥ 1,612	¥ 6,008
Depreciation	1,428	204	4,508	5,316
Amortization	14,277	2,042	17,192	20,430
(Recovery from)/provision for credit losses	25,580	3,658	5,935	(648)
Deferred income taxes	(23,636)	(3,380)	(13,670)	(6,093)
Share-based compensation	3,011	431		(495)
Gain on disposals of intangible assets	(4,441)	(635)	(75,220)	(22,317)
Changes in fair value of short-term investments			6,308	(5,507)
Others	459	62	1,167	1,128
Amounts due from a related party			253	3,623
Amounts due to related parties	4,142	592	1,350
Accounts receivable	29,382	4,202	179,900	19,701
Prepayments and other current assets	10,025	1,434	4,039	(42,379)
Other non-current assets	9,171	1,311	(16,699)	2,426
Accounts payable	15,858	2,268	(108,322)	(39,182)
Accrued expenses and other current liabilities	30,629	4,380	(36,026)	(24,605)
Right-of-use assets	3,088	442	1,570	(655)
Lease liabilities	(2,924)	(418)	(887)	961
Income taxes payable	5,322	761	4,057	(2,326)
Other non-current liabilities	(8,799)	(1,258)	8,195	(12,668)
Net cash used in operating activities	(37,939)	(5,426)	(14,738)	(97,282)
Cash flows from investing activities
Purchase of short-term investments			(530)	(70,010)
Proceeds from sales of short-term investments			530	72,510
Proceeds from disposal of short-term investments			863	1,419
Purchase of property and equipment	(1,453)	(208)	(924)	(142)
Acquisitions of intangible assets	(7,293)	(1,043)	(6,181)	(32,684)
Proceeds from disposals of intangible assets	11,850	1,695	5,782	46,824
Acquisition of equity investments	(29,301)	(4,190)
Proceeds from disposals of property and equipment	6,516	932	1,394	467
Net cash provided by/(used in) investing activities	(19,681)	(2,814)	934	18,384
Cash flows from financing activities
Proceeds from short-term debt	775,730	110,928	593,333	271,463
Repayments of short-term debt	(775,131)	(110,842)	(573,232)	(246,544)
Repayments of long-term debt	(4,706)	(673)	(1,923)	(698)
Proceeds from issuance ordinary shares	37,076	5,302	14,240
Net cash provided by financing activities	32,969	4,715	32,418	24,221
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(458)	(65)	48	110
Net (decrease)/increase in cash, cash equivalents and restricted cash	(25,109)	(3,590)	18,662	(54,567)
Cash, cash equivalents and restricted cash, at the beginning of year	65,118	9,312	46,456	101,023
Cash, cash equivalents and restricted cash, at the end of year	40,009	5,722	65,118	46,456
Supplemental disclosures of cash flow information:
Interest paid	2,398	343	2,786	3,167
Income tax paid	322	46	428	2,807
Supplemental disclosures of non-cash investing activities:
Operating lease liabilities arising from obtaining right-of-use assets	¥ 1,381	$ 197	¥ 4,235	¥ 4,970